Restructuring Costs, Net - Summary of Activity in Accrued Restructuring Reserves (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Restructuring Cost and Reserve [Line Items]
Beginning Balance			$ 200	$ 1,400
Charges	$ 6,411	$ 4,268	6,740	8,377
Usage			(5,100)	(7,500)
Ending Balance	3,100	2,300	3,100	2,300
Autoparts Holdings [Member]
Restructuring Cost and Reserve [Line Items]
Charges			1,300
Severance Costs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance			200	1,400
Charges			1,800	3,300
Usage			(300)	(2,400)
Ending Balance	3,000	$ 2,300	3,000	2,300
Severance Costs [Member] | Autoparts Holdings [Member]
Restructuring Cost and Reserve [Line Items]
Charges			1,300
Asset Impairments [Member]
Restructuring Cost and Reserve [Line Items]
Charges			300
Usage			(300)
Other [Member]
Restructuring Cost and Reserve [Line Items]
Charges			4,600	5,100
Usage			(4,500)	$ (5,100)
Ending Balance	$ 100		$ 100